OTHER ASSETS (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Current assets [abstract]
Other non-financial assets		$ 2	$ 2
Other current assets		120	123
Non current assets [Abstract]
Other financial assets		32	28
Other non-financial assets		26	20
Other assets		58	48
Marketable Securities [Member]
Current assets [abstract]
Other financial assets	[1]	118	121
Reveivables
Non current assets [Abstract]
Other financial assets	[2]	$ 22	28
Interest rate		3.40%
Unsecured term loan receivable annual repayment amount		$ 8
Derivative financial instruments [Member]
Non current assets [Abstract]
Other financial assets		$ 10	$ 0
U.S. Equity Securities [Member]
Current assets [abstract]
Percentage Of Total Marketable Securities		10.00%
U.S. Government Debt Securities [Member]
Current assets [abstract]
Percentage Of Total Marketable Securities		36.00%
U.S. Corporate Debt Securities [Member]
Current assets [abstract]
Percentage Of Total Marketable Securities		45.00%

[1]	Comprised primarily of U.S. equities ( 10 percent), U.S. Government debt ( 36 percent) and U.S. corporate debt ( 45 percent).
[2]	Unsecured term loan receivable bearing interest at 3.4 percent per annum, repayable $ 8 -million annually until 2020.